Deferred Tax Assets and Liabilities - Summary of Change in Net Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Taxes [line items]
Beginning balance	$ (8,828)	$ (8,939)	$ (9,518)
Recognized in profit or loss	420	311	689
Recognized in other comprehensive income	(37)	(38)	(54)
Other movements and effect of changes in foreign exchange rates	(247)	(161)	(56)
Ending balance	$ (8,692)	$ (8,828)	$ (8,939)